11. BORROWINGS, FINANCING AND DEBENTURES (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure of detailed information about borrowings [line items]
Borrowings and financing, current	R$ 6,551,764	R$ 2,150,951
Borrowings and financing, noncurrent	23,017,953	28,382,802
Transaction costs and issue premiums, current	(24,862)	(33,503)
Transaction costs and issue premiums, noncurrent	(34,011)	(59,232)
Borrowings and financing and transaction costs, current	6,526,902	2,117,448
Borrowings and financing and transaction costs, noncurrent	22,983,942	28,323,570
Foreign Currency
Disclosure of detailed information about borrowings [line items]
Borrowings and financing, current	1,566,302	787,291
Borrowings and financing, noncurrent	R$ 13,214,981	13,820,151
Foreign Currency | Prepayment
Disclosure of detailed information about borrowings [line items]
Rates	1% to 3.5%
Borrowings and financing, current	R$ 2,174	110,944
Borrowings and financing, noncurrent	R$ 489,584	482,347
Foreign Currency | Prepayment
Disclosure of detailed information about borrowings [line items]
Rates	3.51% to 8%
Borrowings and financing, current	R$ 788,989	438,802
Borrowings and financing, noncurrent	R$ 3,607,925	4,290,062
Foreign Currency | Perpetual bonds
Disclosure of detailed information about borrowings [line items]
Rates	7%
Borrowings and financing, current	R$ 4,503	4,436
Borrowings and financing, noncurrent	R$ 3,308,000	3,259,100
Foreign Currency | Fixed rate notes
Disclosure of detailed information about borrowings [line items]
Rates	4.14% to 10%
Borrowings and financing, current	R$ 139,184	137,126
Borrowings and financing, noncurrent	R$ 5,612,342	5,529,380
Foreign Currency | Advance contract exchange (ACC)
Disclosure of detailed information about borrowings [line items]
Rates	3.135%
Borrowings and financing, current	R$ 379,822
Borrowings and financing, noncurrent
Foreign Currency | Others
Disclosure of detailed information about borrowings [line items]
Rates	1.2% to 8%
Borrowings and financing, current	R$ 251,630	95,983
Borrowings and financing, noncurrent	197,130	259,262
Local Currency
Disclosure of detailed information about borrowings [line items]
Borrowings and financing, current	4,985,462	1,363,660
Borrowings and financing, noncurrent	R$ 9,802,972	14,562,651
Local Currency | Prepayment
Disclosure of detailed information about borrowings [line items]
Rates	109.5% to 116.5% of CDI and fixed rate of 8%
Borrowings and financing, current	R$ 1,789,737	570,778
Borrowings and financing, noncurrent	R$ 3,378,333	5,080,000
Local Currency | BNDES/FINAME
Disclosure of detailed information about borrowings [line items]
Rates	1,3% + TJLP and fixed rate 2.5% to 6% + 1,5%
Borrowings and financing, current	R$ 71,121	73,736
Borrowings and financing, noncurrent	R$ 960,872	1,012,268
Local Currency | Debentures
Disclosure of detailed information about borrowings [line items]
Rates	110.8% to 113.7% of CDI
Borrowings and financing, current	R$ 523,252	538,003
Borrowings and financing, noncurrent	R$ 770,767	1,270,383
Local Currency | CCB
Disclosure of detailed information about borrowings [line items]
Rates	112.5% and 113% of CDI
Borrowings and financing, current	R$ 2,601,352	181,143
Borrowings and financing, noncurrent	R$ 4,693,000	R$ 7,200,000